21 Taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	R$ 954,059	R$ 452,239
Taxes payable, current	952,689	322,886
Taxes payable, noncurrent	1,370	129,353
Other countries [member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	954,059	452,239
Other countries [member] | Value-added tax [member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	16,027	11,933
Other countries [member] | Other [member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	80,768	8,112
BRAZIL | IPI [member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	125,338	58,945
BRAZIL | ICMS - interstate purchases [member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	403,422	184,728
BRAZIL | PIS and COFINS [member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	284,944	150,664
BRAZIL | Other [member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	R$ 43,560	R$ 37,857